Fair Value of Financial Instruments - Schedule of Derivative Liabilities at Fair Value (Details) - Warrant Liability [Member] - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Beginning balance	$ 1,853,000	$ 1,802,000
Issuances
Settlement of warrant liability	(1,394,000)	(226,000)
Adjustments to estimated fair value	(459,000)	277,000
Ending balance		$ 1,853,000